Derivative Financial Instruments - Summary of Reconciliation by Risk Category of Components of Equity and Analysis of Other Comprehensive Income Items Resulting from Hedge Accounting (Details) - Cash flow hedges - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges
Beginning Balance	£ (1,561)	£ 133
Effective portion of changes in fair value:	(147)	436
Income statement transfers:	1,231	(2,130)
Ending Balance	(477)	(1,561)
Interest rate risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	447	(1,150)
Income statement transfers:	464	96
Foreign currency risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	(377)	1,602
Income statement transfers:	392	(1,691)
Equity risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	20	2
Income statement transfers:	(13)	(2)
Interest rate/FX risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	(237)	(18)
Income statement transfers:	£ 388	£ (533)